Client Name:
Client Project Name:	BINOM 2026-NQM1
Start - End Dates:	8/8/2025 - 12/17/2025
Deal Loan Count:	39

Conditions Report 2.0

Loans in Report:	39
Loans with Conditions:	20

0 - Total Active Conditions

29 - Total Satisfied Conditions

23 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
2 - Category: DTI
2 - Category: Income/Employment
1 - Category: Insurance
6 - Category: Legal Documents
8 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
5 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Documentation
1 - Category: Right of Rescission
1 - Category: TILA/RESPA Integrated Disclosure
5 - Total Waived Conditions

5 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Assets
3 - Category: Terms/Guidelines

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